Derivative Financial Instruments - Gain Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)	$ (4,212)	$ (213)	$ 0
Loss Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)	(1,366)	(437)	0
Fair value hedge designation | Interest rate cap agreements, noncommercial
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)	23	(848)	0
Loss Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)	(167)	(262)	0
Gain (Loss) Recognized in Income	(145)	90	0
Fair value hedge designation | Interest rate cap agreements
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)	23	(848)	0
Loss Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)	(167)	(262)	0
Gain (Loss) Recognized in Income	1,564	(8,077)	16,401
Fair value hedge designation | Interest rate cap agreements | Installment
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)	0	0	0
Loss Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)	0	0	0
Gain (Loss) Recognized in Income	0	(14)	0
Fair value hedge designation | Fixed Income Interest Rate | Interest rate swap agreement | Commercial
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	12	(98)	831
Fair value hedge designation | Fixed Income Interest Rate | Interest rate swap agreement | Installment
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	1,305	(1,305)	77
Fair value hedge designation | Fixed Income Interest Rate | Interest rate swap agreement | Mortgage
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	2,414	(2,131)	0
Fair value hedge designation | Fixed Income Interest Rate | Pay-fixed interest rate swap agreements - securities available for sale
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	(2,022)	(4,619)	15,493
Cash Flow Hedge Designation
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)	(4,235)	635	0
Loss Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)	(1,199)	(175)	0
Gain (Loss) Recognized in Income	(1,199)	(175)	0
Cash Flow Hedge Designation | Interest rate floor agreements | Commercial
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)	(4,223)	635	0
Loss Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)	(1,199)	(175)	0
Gain (Loss) Recognized in Income	(1,199)	(175)	0
Cash Flow Hedge Designation | Interest rate floor agreements - short-term funding liabilities
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)	(12)	0	0
Loss Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)	0	0	0
Gain (Loss) Recognized in Income	0	0	0
No hedge designation
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	268	623	(2,754)
No hedge designation | Interest rate cap agreements
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	0	0	245
No hedge designation | Rate-lock mortgage loan commitments
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	(73)	1,229	(3,196)
No hedge designation | Mandatory commitments to sell mortgage loans
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	341	(594)	383
No hedge designation | Interest Rate Swaption
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	0	0	(186)
No hedge designation | Fixed Income Interest Rate | Interest rate swap agreement | Commercial
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	6,156	(9,894)	22,242
No hedge designation | Variable Income Interest Rate | Interest rate swap agreement
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	0	(12)	0
No hedge designation | Variable Income Interest Rate | Interest rate swap agreement | Commercial
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	$ (6,156)	$ 9,894	$ (22,242)